Intangible Assets (Details) - Schedule of intangible assets, net of accumulated amortization, impairment charges and adjustments - Finite-Lived Intangible Assets [Member] - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Cost		$ 38,954	$ 35,353
Accumulated Amortization	[1]	(8,463)	(7,663)
Net		30,491	27,690
IPR&D Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		38,876	35,275
Accumulated Amortization	[1]	(8,399)	(7,624)
Net		30,477	27,651
Acquired patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		78	78
Accumulated Amortization	[1]	(64)	(39)
Net		$ 14	$ 39

[1]	Accumulated Amortization of IPR&D Assets includes impairment charges as described below.